46. Risk management (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Interest Rate Reais [Member]
Portfolio Banking
Description	Exposures subject to changes in interest fixed rate
Interest Rate Reais [Member] | Portfolio Scenario 1 [Member]
Portfolio Banking
Risk Factor	R$ (24,638)
Interest Rate Reais [Member] | Portfolio Scenario 2 [Member]
Portfolio Banking
Risk Factor	(639,741)
Interest Rate Reais [Member] | Portfolio Scenario 3 [Member]
Portfolio Banking
Risk Factor	(1,870,133)
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 1 [Member]
Portfolio Banking
Risk Factor	R$ (49,854)
Description	Exposures subject to changes in Exchange of TR in TJLP
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 2 [Member]
Portfolio Banking
Risk Factor	R$ (576,298)
TR And Long Term Interest Rate TJLP [Member] | Portfolio Scenario 3 [Member]
Portfolio Banking
Risk Factor	R$ (903,045)
Inflation [Member]
Portfolio Banking
Description	Exposures subject to change in coupon rates of price indexes
Inflation [Member] | Portfolio Scenario 1 [Member]
Portfolio Banking
Risk Factor	R$ (42,424)
Inflation [Member] | Portfolio Scenario 2 [Member]
Portfolio Banking
Risk Factor	(286,671)
Inflation [Member] | Portfolio Scenario 3 [Member]
Portfolio Banking
Risk Factor	R$ (585,067)
Coupon US Dollar [Member]
Portfolio Banking
Description	Exposures subject to changes in coupon US Dollar rate
Coupon US Dollar [Member] | Portfolio Scenario 1 [Member]
Portfolio Banking
Risk Factor	R$ (2,803)
Coupon US Dollar [Member] | Portfolio Scenario 2 [Member]
Portfolio Banking
Risk Factor	(60,177)
Coupon US Dollar [Member] | Portfolio Scenario 3 [Member]
Portfolio Banking
Risk Factor	R$ (109,050)
Coupon Other Currencies [Member]
Portfolio Banking
Description	Exposures subject to changes in coupon foreign currency rate
Coupon Other Currencies [Member] | Portfolio Scenario 1 [Member]
Portfolio Banking
Risk Factor	R$ (6,615)
Coupon Other Currencies [Member] | Portfolio Scenario 2 [Member]
Portfolio Banking
Risk Factor	(60,266)
Coupon Other Currencies [Member] | Portfolio Scenario 3 [Member]
Portfolio Banking
Risk Factor	R$ (69,259)
Interest Rate Markets International [Member]
Portfolio Banking
Description	Exposures subject to changes in interest rate negotiated roles in international market
Interest Rate Markets International [Member] | Portfolio Scenario 1 [Member]
Portfolio Banking
Risk Factor	R$ (14,660)
Interest Rate Markets International [Member] | Portfolio Scenario 2 [Member]
Portfolio Banking
Risk Factor	166,540
Interest Rate Markets International [Member] | Portfolio Scenario 3 [Member]
Portfolio Banking
Risk Factor	R$ 317,466
Foreign Currency [Member]
Portfolio Banking
Description	Exposures subject to Foreign Exchange
Foreign Currency [Member] | Portfolio Scenario 1 [Member]
Portfolio Banking
Risk Factor	R$ (655)
Foreign Currency [Member] | Portfolio Scenario 2 [Member]
Portfolio Banking
Risk Factor	(16,371)
Foreign Currency [Member] | Portfolio Scenario 3 [Member]
Portfolio Banking
Risk Factor	(32,742)
Portfolio Banking Total [Member] | Portfolio Scenario 1 [Member]
Portfolio Banking
Risk Factor	(141,649)	[1]
Portfolio Banking Total [Member] | Portfolio Scenario 2 [Member]
Portfolio Banking
Risk Factor	(1,472,984)	[1]
Portfolio Banking Total [Member] | Portfolio Scenario 3 [Member]
Portfolio Banking
Risk Factor	R$ (3,251,830)	[1]

[1]	Amounts net of taxes.